Document and Entity Information	3 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	RLGT
Entity Registrant Name	RADIANT LOGISTICS, INC
Entity Central Index Key	0001171155
Entity Filer Category	Smaller Reporting Company